Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Accounts and Financing Receivable, after Allowance for Credit Loss, Current [Abstract]
Summary of Account receivable

	As of December 31,
	20 20	202 1	202 1
	RMB	RMB	US$
Accounts receivable	381,273	515,334	80,867
Less: allowance for doubtful accounts	(25)	(4,651)	(730)

Accounts receivable, net	381,248	510,683	80,137

Summary of the movement in the allowance for doubtful accounts
The following table presents the movement in the allowance for doubtful accounts:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Balance at beginning of year	(25)	(25)	(4)
Additions	—	(4,757)	(747)
Write-offs	—	131	21

Balance at end of year	(25)	(4,651)	(730)